RELATED PARTY TRANSACTIONS (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) warehouse	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) warehouse	Dec. 31, 2020 USD ($)
Related Party Transactions
Number of distribution warehouses and retail stores | warehouse	4
Rent expense related to leases	$ 122	$ 153
Number of distribution warehouses and retail stores leased from related parties | warehouse			5
Rent expense			$ 579	$ 635
Warren Kanders
Related Party Transactions
Fees paid for services related to the Company's initial public offering			2,250
Fees paid for services related to the execution of the New Credit Agreement			$ 1,000
Fees paid in connection with the execution of a debt financing				$ 1,000